Intangible Assets, Goodwill and Other Long Term Assets - Schedule of Allocation of Goodwill to Cash-Generating Units (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Allocation of Goodwill to Cash-Generating Units [Line Items]
Proprietary	$ 30,313	$ 30,313	$ 30,313